Inventories (Details) - Schedule of Inventories - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Inventories [Line Items]
Raw materials	R$ 52,039	R$ 61,260
Inventories	233,542	213,684
Soybean [Member]
Schedule of Inventories [Line Items]
Agricultural products	107,538	72,003
Corn [Member]
Schedule of Inventories [Line Items]
Agricultural products	19,387	38,025
Bean [Member]
Schedule of Inventories [Line Items]
Agricultural products	22,579	5,560
Cotton [Member]
Schedule of Inventories [Line Items]
Agricultural products	17,288	31,181
Other Harvests [Member]
Schedule of Inventories [Line Items]
Agricultural products	681	2,118
Trainings costs [Member]
Schedule of Inventories [Line Items]
Agricultural products	167,473	148,887
Fair value [Member]
Schedule of Inventories [Line Items]
Agricultural products	R$ 14,030	R$ 3,537